Redeemable Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2024
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interest

The movement in the carrying value of the redeemable noncontrolling interests is as follows:

	Redeemable noncontrolling interests
	2023	2024	2024
	RMB	RMB	US$
	(in thousands)
Balance at the beginning of the year	107,490	116,090	15,904
Accretion of redeemable noncontrolling interests	8,600	9,315	1,276
Balance at the end of the year	116,090	125,405	17,180